Related parties’ transactions (Tables)	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Schedule of transactions with related parties

	12/31/2025			12/31/2024
Description	Pre-payments / Receivable	Accounts payable / Debt	(Expenses) / Income	Pre-payments / Receivable	Accounts payable / Debt	(Expenses) / Income
A10 Group
Expense Reimbursement	—	—	(444)	—	—	(251)
Miazga
Lease agreements	—	606	(250)	—	5	(10)
Royalties	—	1,325	(823)	—	671
Arqueana
Lease agreements	—	1,381	(301)	—	123	(16)
Tatooine
Accounts payable	—	155	—	—	—	—
Loans agreement	—	5,653	(11)	—	—	—
Accounts receivable	18,542	—	2,738	12,953	—	2,092
Instituto Lítio verde
Accounts payable	—	1,453	(963)	—	563	(969)
Total	18,542	10,573	(54)	12,953	1,362	846

Schedule of compensation payable

	12/31/2025	12/31/2024
Stock-based compensation, included in operating expenses	1,386	2,187
Salaries, benefits and director's fees, included in general and administrative expenses	821	1,045
	2,207	3,232